Inventories	12 Months Ended
Dec. 31, 2014
Inventories [Abstract]
Inventories
5.	Inventories

 The following is a summary of Inventories:

	As of December 31,
	2013	2014
	US$	US$
General merchandise	33,397	103,053
Packing materials and others	198	568
Less: Inventory write down	(942)	(2,008)
Total	32,653	101,613